Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

March 28, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File Nos.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on March 24, 2025.

If you have any questions or require further information, please contact me at alyssa.bernard@usbank.com or (414) 516-1681.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust

Enclosures

Appendix A
Pacer Trendpilot US Large Cap ETF
Pacer Trendpilot US Mid Cap ETF
Pacer Trendpilot 100 ETF
Pacer Trendpilot International ETF